Share Capital (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital
Schedule of Share Capital
	December 31,	December 31,
	2024	2023

Issued
594,450,243 (2023: 218,689,766) common shares	$573,532	$455,548
Nil (2023: Nil) preferred shares	-	-
	$573,532	$455,548

Schedule of Changes in Company's Outstanding Stock Options
	Year		Year
	ended		ended
	December 31,		December 31,
	2024		2023
		Weighted		Weighted
		average		average
		exercise		exercise
	Number	price	Number	price
	(thousands)	CAD	(thousands)	CAD

Balance, beginning of year	17,370	$1.30	12,367	$2.40
Granted	9,050	0.53	8,200	0.62
Expired	(6,310)	2.22	(3,197)	3.79
Balance, end of year	20,110	$0.67	17,370	$1.30

Schedule of Stock Options Outstanding and Exercisable
	Weighted
	average		Weighted		Weighted
	remaining		average		average
Exercise	contractual		exercise		exercise
price	life	Outstanding	price	Exercisable	price
CAD	(years)	(thousands)	CAD	(thousands)	CAD

$0.01 to $0.50	2.04	4,875	$0.32	2,933	$0.31
$0.51 to $1.00	2.19	12,175	0.66	5,517	0.72
$1.01 to $1.50	0.15	3,060	1.24	3,060	1.24
		20,110	$0.67	11,510	$0.75

Schedule of Fair Value Weighted Average Assumptions
	Year ended	Year ended
	December 31,	December 31,
	2024	2023

Expected stock price volatility (1)	69%	67%
Risk free interest rate	3.10%	3.62%
Expected life	3 years	3 years
Expected forfeiture rate	2.91%	3.60%
Expected dividend yield	0%	0%

Share-based payments included in cost of sales	$-	$-
Share-based payments included in general and
administrative expenses	1,199	1,764
Total share-based payments	$1,199	$1,764

Schedule of Warrants Issued and Outstanding
Number of	Exercise	Issuance	Expiry
warrants	price (CAD)	date	date
17,600	0.30	Mar 2024	Mar 27, 2026
3,500,000	0.55	Jun 2023	Jun 21, 2026
750,000	0.55	Oct 2023	Oct 30, 2026
24,955,600	0.40	Mar 2024	Mar 27, 2027
6,000,000	0.42	Aug 2024	Aug 14, 2027
35,223,200